SCHEDULE OF OTHER CURRENT RECEIVABLES (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Receivable in respect of exercise of warrants			$ 1,510
Tax authorities		364	305
Prepaid expenses		198	102
Proof of concept receivables		8	46
Other		17	30
Total	$ 549	$ 587	$ 1,993